Cover	12 Months Ended
Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Transportation and Logistics Systems, Inc.
Entity Central Index Key	0001463208
Entity Tax Identification Number	26-3106763
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5500 Military Trail
Entity Address, Address Line Two	Suite 22-357
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33458
City Area Code	(833)
Local Phone Number	764-1443
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Sebastian Giordano
Entity Address, Address Line Two	5500 Military Trail
Entity Address, Address Line Three	Suite 22-357
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33458
City Area Code	(833)
Local Phone Number	764-1443